Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 007 [Member]
EBP Tax Status [Line Items]
EBP Tax Status [Text Block]

3. TAX STATUS

The Internal Revenue Service (“IRS”) has determined and informed the Company by a letter dated June 30, 2015, that the Plan and related trust were designed in accordance with the applicable regulations of the IRC. Subsequent to this issuance of the determination letter, the Plan has been amended. The Company, Plan management and the Plan’s counsel believe that the Plan is currently designed and operated in compliance with the applicable requirements of the IRC, and that the Plan and related trust continues to qualify for tax-exempt status. Therefore, no provision for income taxes has been included in the Plan’s financial statements.

The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions. However, there are currently no audits for any tax periods in progress.